Risk Management and Financial Instruments - Reconciliation of Convertible Debt Instrument Classified Within Level 3 (Detail) - Significant Unobservable Inputs (Level 3) [Member] $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 52
Change in fair valued recognized in the Statement of Operations	4
Change in fair value recognized in Other Comprehensive Income	2
Ending Balance	$ 58